UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York             May 4, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $ 603,485
                                         (thousands)


List of Other Included Managers:  NONE

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2           COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MNGRS   SOLE    SHARED  NONE

------------------------------------------------------------------------------------------------------------------------------------
AMEDISYS INC                  COM                023436108   22,819      830,100  SH          SOLE      NONE     830,100  0      0
APPLE INC                     COM                037833100   26,280      250,000  SH          SOLE      NONE     250,000  0      0
BAIDU COM INC                 SPON ADR REP A     056752108   33,554      190,000  SH          SOLE      NONE     190,000  0      0
BIOMARIN PHARMACEUTICAL INC   COM                09061G101   13,730    1,111,750  SH          SOLE      NONE   1,111,750  0      0
BLACKROCK INC                 COM                09247X101   39,012      300,000  SH          SOLE      NONE     300,000  0      0
BUNGE LIMITED                 COM                G16962105   44,946      793,400  SH          SOLE      NONE     793,400  0      0
CITIGROUP INC                 COM                172967101    4,681    1,850,000  SH          SOLE      NONE   1,850,000  0      0
COMSTOCK RES INC              COM NEW            205768203   32,825    1,101,500  SH          SOLE      NONE   1,101,500  0      0
DOLBY LABORATORIES INC        COM                25659T107   34,110    1,000,000  SH          SOLE      NONE   1,000,000  0      0
DRYSHIPS INC                  SHS                Y2109Q101    2,172      426,800  SH          SOLE      NONE     426,800  0      0
FOCUS MEDIA HLDG LTD          SPONSORED ADR      34415V109   10,421    1,532,500  SH          SOLE      NONE   1,532,500  0      0
LAS VEGAS SANDS CORP          COM                517834107    3,913    1,300,000  SH          SOLE      NONE   1,300,000  0      0
LDK SOLAR CO LTD              SPONSORED ADR      50183L107   15,313    2,415,294  SH          SOLE      NONE   2,415,294  0      0
LEVEL 3 COMMUNICATIONS INC    COM                52729N100    2,740    2,978,600  SH          SOLE      NONE   2,978,600  0      0
LINDSAY CORP                  COM                535555106    4,760      176,300  SH          SOLE      NONE     176,300  0      0
MONSANTO CO NEW               COM                61166W101   29,749      358,000  SH          SOLE      NONE     358,000  0      0
PHILIP MORRIS INTL INC        COM                718172109   67,602    1,900,000  SH          SOLE      NONE   1,900,000  0      0
PROSHARES TR                  PSHS ULT S&P 500   74347R107   49,325    2,500,000  SH          SOLE      NONE   2,500,000  0
PROSHARES TR                  PSHS ULTSHT FINL   74347R628      980       10,000  SH          SOLE      NONE      10,000  0      0
ROYAL CARIBBEAN CRUISES LTD   COM                V7780T103   12,856    1,605,000  SH          SOLE      NONE   1,605,000  0      0
SELECT SECTOR SPDR TR         SBI MATERIALS      81369Y605   44,050    5,000,000  SH          SOLE      NONE   5,000,000  0      0
SPDR GOLD TRUST               GOLD SHS           78463V107   85,766      950,000  SH          SOLE      NONE     950,000  0      0
TEXTRON INC                   COM                883203101    1,148      200,000  SH          SOLE      NONE     200,000  0      0
TRANSDIGM GROUP INC           COM                893641100    9,852      300,000  SH          SOLE      NONE     300,000  0      0
UNITED STATES OIL FUND LP     UNITS              91232N108    2,905      100,000  SH          SOLE      NONE     100,000  0      0
USEC INC                      COM                90333E108    6,624    1,380,000  SH          SOLE      NONE   1,380,000  0      0
ZIONS BANCORPORATION          COM                989701107    1,352      137,523  SH          SOLE      NONE     137,523  0      0





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